Equity - Schedule of Non-controlling Interest Movement (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of subsidiaries [line items]
Beginning balance	$ 217,280	$ 238,969	$ 59
Integration itau corpbanca			247,867
Comprehensive income	3,959	(21,689)	(8,957)
Ending balance	218,082	217,280	238,969
Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of subsidiaries [line items]
Beginning balance	(3,157)
Ending balance		(3,157)
Revised For IFRS 9 [member]
Disclosure of subsidiaries [line items]
Beginning balance	$ 214,123	238,969	59
Ending balance		$ 214,123	$ 238,969